Provision for Income Taxes (Details) - Schedule of Income Tax Expense Benefit - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Schedule of Income Tax Expense Benefit [Abstract]
Federal income tax
State income tax					4	63	37	24
Total income taxes, current provision					4		37
Deferred Income taxes (benefit)
Total Income expenses (benefit)	$ 4	$ 37	$ 28	$ 51	$ 4	$ 63	$ 37	$ 24